Related Party - Schedule of Amount Due from (Due to) a Related Parties (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Jie Liu [Member]
Schedule of Amount Due from (Due to) a Related Parties [Line Items]
Due from (due to) related parties, net	$ (73,039)	$ (17,875)
Xiangmei Zeng [Member]
Schedule of Amount Due from (Due to) a Related Parties [Line Items]
Due from (due to) related parties, net	(58)
Jian Liu [Member]
Schedule of Amount Due from (Due to) a Related Parties [Line Items]
Due from (due to) related parties, net	(96)
Hongyu Hao [Member]
Schedule of Amount Due from (Due to) a Related Parties [Line Items]
Due from (due to) related parties, net		(629)
Yongqing Dong [Member]
Schedule of Amount Due from (Due to) a Related Parties [Line Items]
Due from (due to) related parties, net	(5,372)	(2,743)
Related Party [Member]
Schedule of Amount Due from (Due to) a Related Parties [Line Items]
Due from (due to) related parties, net	$ (78,565)	$ (21,247)